Label	Element	Value
Bridge Builder International Equity Fund
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Supplement [Text Block]	ck0001567101_SupplementTextBlock
BRIDGE BUILDER TRUST

Bridge Builder International Equity Fund

Supplement dated November 17, 2016

to the Prospectus

dated October 28, 2016

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	Bridge Builder International Equity Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
1.    The fourth paragraph under the sub-section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder International Equity Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser currently allocates Fund assets to the following Sub-advisers: Baillie Gifford Overseas Limited (“Baillie Gifford Overseas”); BlackRock Investment Management, LLC (“BlackRock”); Edinburgh Partners Limited (“Edinburgh Partners”); Manning & Napier Advisors, LLC (“Manning & Napier”); Mondrian Investment Partners Limited (“Mondrian”); Pzena Investment Management, LLC (“Pzena”); and WCM Investment Management (“WCM”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.

2.    The following paragraph is hereby added to the sub-section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder International Equity Fund.”

Pzena's Principal Investment Strategies

Pzena’s international (ex-U.S.) expanded value strategy focuses on deep value investing, seeking to identify international securities that are trading at prices substantially below their intrinsic value but have solid long term prospects.